RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loans and advances	$ 220,323,483	$ 191,409,730
Domestic
RISK MANAGEMENT
Loans and advances	150,253,740	134,068,265
Loans and Advances
RISK MANAGEMENT
Loans and advances	220,323,483	191,409,730
Loans and Advances | Agriculture
RISK MANAGEMENT
Loans and advances	6,987,339	5,959,196
Loans and Advances | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	702,565	622,263
Loans and Advances | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	8,166,343	7,637,201
Loans and Advances | Chemical Production
RISK MANAGEMENT
Loans and advances	3,968,636	3,680,685
Loans and Advances | Government Sectors
RISK MANAGEMENT
Loans and advances	6,109,325	5,666,554
Loans and Advances | Construction
RISK MANAGEMENT
Loans and advances	23,606,634	20,272,935
Loans and Advances | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	27,633,459	26,704,187
Loans and Advances | Transport and Communications
RISK MANAGEMENT
Loans and advances	9,488,516	8,948,936
Loans and Advances | Public Services
RISK MANAGEMENT
Loans and advances	7,723,446	6,599,017
Loans and Advances | Consumer Services
RISK MANAGEMENT
Loans and advances	80,584,616	68,773,503
Loans and Advances | Commercial Services
RISK MANAGEMENT
Loans and advances	32,554,846	25,969,164
Loans and Advances | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	12,797,758	10,576,089
Loans and Advances | Domestic
RISK MANAGEMENT
Loans and advances	154,185,992	136,447,667
Loans and Advances | Domestic | Agriculture
RISK MANAGEMENT
Loans and advances	4,651,163	4,045,683
Loans and Advances | Domestic | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	645,145	533,665
Loans and Advances | Domestic | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	7,870,572	7,217,056
Loans and Advances | Domestic | Chemical Production
RISK MANAGEMENT
Loans and advances	3,871,876	3,612,279
Loans and Advances | Domestic | Government Sectors
RISK MANAGEMENT
Loans and advances	6,012,867	5,584,177
Loans and Advances | Domestic | Construction
RISK MANAGEMENT
Loans and advances	16,618,406	13,885,112
Loans and Advances | Domestic | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	20,662,350	18,290,824
Loans and Advances | Domestic | Transport and Communications
RISK MANAGEMENT
Loans and advances	9,233,456	8,511,251
Loans and Advances | Domestic | Public Services
RISK MANAGEMENT
Loans and advances	6,096,804	5,444,056
Loans and Advances | Domestic | Consumer Services
RISK MANAGEMENT
Loans and advances	50,300,516	43,873,694
Loans and Advances | Domestic | Commercial Services
RISK MANAGEMENT
Loans and advances	20,328,600	18,808,277
Loans and Advances | Domestic | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	7,894,237	6,641,593
Loans and Advances | Foreign countries
RISK MANAGEMENT
Loans and advances	66,137,491	54,962,063
Loans and Advances | Foreign countries | Agriculture
RISK MANAGEMENT
Loans and advances	2,336,176	1,913,513
Loans and Advances | Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	57,420	88,598
Loans and Advances | Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	295,771	420,145
Loans and Advances | Foreign countries | Chemical Production
RISK MANAGEMENT
Loans and advances	96,760	68,406
Loans and Advances | Foreign countries | Government Sectors
RISK MANAGEMENT
Loans and advances	96,458	82,377
Loans and Advances | Foreign countries | Construction
RISK MANAGEMENT
Loans and advances	6,988,228	6,387,823
Loans and Advances | Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	6,971,109	8,413,363
Loans and Advances | Foreign countries | Transport and Communications
RISK MANAGEMENT
Loans and advances	255,060	437,685
Loans and Advances | Foreign countries | Public Services
RISK MANAGEMENT
Loans and advances	1,626,642	1,154,961
Loans and Advances | Foreign countries | Consumer Services
RISK MANAGEMENT
Loans and advances	30,284,100	24,899,809
Loans and Advances | Foreign countries | Commercial Services
RISK MANAGEMENT
Loans and advances	12,226,246	7,160,887
Loans and Advances | Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	$ 4,903,521	$ 3,934,496